UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2007 (Unaudited)

DWS Disciplined Market Neutral Fund

	Shares	Value ($)

Long Positions 113.8%
Common Stocks 94.0% (a)
Consumer Discretionary 20.3%
Auto Components 1.1%
TRW Automotive Holdings Corp.*	4,500	182,610
Hotels Restaurants & Leisure 4.0%
Brinker International, Inc.	5,100	162,996
Choice Hotels International, Inc.	4,400	177,408
Darden Restaurants, Inc.	3,900	177,723
Starbucks Corp.*	5,400	155,574

		673,701

Household Durables 0.9%
NVR, Inc.*	200	159,400
Media 2.5%
Getty Images, Inc.*	2,000	100,100
Regal Entertainment Group "A"	7,200	164,736
The DIRECTV Group, Inc.*	6,800	158,848

		423,684
Multiline Retail 4.1%
Dollar Tree Stores, Inc.*	1,200	50,772
Family Dollar Stores, Inc.	4,700	158,155
Federated Department Stores, Inc.	3,900	155,727
Kohl's Corp.*	2,200	165,704
Nordstrom, Inc.	3,100	160,983

		691,341
Specialty Retail 3.8%
Coldwater Creek, Inc.*	5,300	131,705
Dick's Sporting Goods, Inc.*	3,100	172,267
RadioShack Corp.	5,600	191,184
Ross Stores, Inc.	4,800	157,632

		652,788
Textiles, Apparel & Luxury Goods 3.9%
Coach, Inc.*	3,400	174,624
Jones Apparel Group, Inc.	5,500	163,790
Liz Claiborne, Inc.	4,600	159,574
Polo Ralph Lauren Corp.	1,800	175,554

		673,542
Consumer Staples 4.0%
Beverages 0.8%
Coca-Cola Enterprises, Inc.	5,900	137,765
Food Products 1.3%
Dean Foods Co.	4,800	157,248
The J.M. Smucker Co.	1,200	69,240

		226,488
Personal Products 0.9%
Estee Lauder Companies, Inc. "A"	3,400	160,820
Tobacco 1.0%
Loews Corp. - Carolina Group	2,100	163,275
Energy 9.7%
Energy Equipment & Services 4.5%
Global Industries, Ltd.*	7,900	187,309
National-Oilwell Varco, Inc.*	100	9,445
SEACOR Holdings, Inc.*	1,700	157,233
Tidewater, Inc.	3,000	198,000
Unit Corp.*	3,300	203,313

		755,300
Oil, Gas & Consumable Fuels 5.2%
Chesapeake Energy Corp.	4,800	167,328
Devon Energy Corp.	1,300	99,814
Foundation Coal Holdings, Inc.	3,600	159,120
Noble Energy, Inc.	2,700	170,883
Tesoro Corp.	3,400	210,392

W&T Offshore, Inc.	2,700	79,407

		886,944
Financials 5.7%
Capital Markets 1.1%
The Goldman Sachs Group, Inc.	800	184,656
Consumer Finance 1.2%
Nelnet, Inc. "A"	1,600	40,752
The First Marblehead Corp.	4,400	163,944

		204,696
Insurance 2.5%
Philadelphia Consolidated Holding Corp.*	3,000	123,600
Reinsurance Group of America, Inc.	500	31,310
Unum Group	3,800	100,852
W.R. Berkley Corp.	4,900	161,406

		417,168
Real Estate Management & Development 0.9%
CB Richard Ellis Group, Inc. "A"*	4,300	160,046
Health Care 11.1%
Biotechnology 0.9%
Gilead Sciences, Inc.*	1,900	157,263
Health Care Equipment & Supplies 3.4%
Becton, Dickinson & Co.	1,600	122,000
Dade Behring Holdings, Inc.	3,800	204,668
Edwards Lifesciences Corp.*	1,600	80,320
Kinetic Concepts, Inc.*	3,300	165,594

		572,582
Health Care Providers & Services 1.9%
Coventry Health Care, Inc.*	2,800	167,076
Humana, Inc.*	2,600	161,330

		328,406
Life Sciences Tools & Services 1.9%
Applera Corp. - Applied Biosystems Group	5,400	153,306
Invitrogen Corp.*	2,300	166,612

		319,918
Pharmaceuticals 3.0%
Eli Lilly & Co.	2,700	158,274
Endo Pharmaceuticals Holdings, Inc.*	5,100	180,132
Pfizer, Inc.	6,100	167,689

		506,095
Industrials 18.7%
Aerospace & Defense 2.9%
Boeing Co.	1,800	181,062
Lockheed Martin Corp.	500	49,050
Raytheon Co.	2,700	150,120
Rockwell Collins, Inc.	1,600	113,072

		493,304
Airlines 4.1%
AMR Corp.*	6,100	172,935
Continental Airlines, Inc. "B"*	4,300	172,731
UAL Corp.*	4,600	180,596

US Airways Group, Inc.*	4,800	171,120

		697,382
Commercial Services & Supplies 2.7%
Allied Waste Industries, Inc.*	11,600	156,136
Corporate Executive Board Co.	1,900	126,369
R.R. Donnelley & Sons Co.	4,300	184,126

		466,631
Construction & Engineering 0.3%
Quanta Services, Inc.*	1,500	45,015
Industrial Conglomerates 1.0%
Teleflex, Inc.	2,100	168,630
Machinery 3.2%
AGCO Corp.*	3,800	164,464
Eaton Corp.	1,800	168,732
Manitowoc Co., Inc.	2,700	204,606

		537,802
Road & Rail 3.4%
Con-way, Inc.	2,100	119,070
J.B. Hunt Transport Services, Inc.	4,000	116,560
Ryder System, Inc.	3,200	172,544
YRC Worldwide, Inc.*	4,000	160,800

		568,974
Trading Companies & Distributors 1.1%
United Rentals, Inc.*	5,800	194,590
Information Technology 15.5%
Computers & Peripherals 1.2%
Lexmark International, Inc. "A"*	3,000	155,790
Western Digital Corp.*	2,100	39,501

		195,291
Electronic Equipment & Instruments 1.1%
Trimble Navigation Ltd.*	900	26,271
Vishay Intertechnology, Inc.*	9,100	162,162

		188,433
Internet Software & Services 0.9%
WebMD Health Corp. "A"*	3,200	160,832
IT Services 5.0%
Acxiom Corp.	6,100	169,580
Alliance Data Systems Corp.*	2,500	194,800
Cognizant Technology Solutions Corp. "A"*	2,000	157,120
Convergys Corp.*	6,300	162,162
MasterCard, Inc. "A"	1,100	164,505

		848,167
Semiconductors & Semiconductor Equipment 5.3%
Altera Corp.*	2,000	45,620
MEMC Electronic Materials, Inc.*	2,800	170,184
National Semiconductor Corp.	6,200	166,904
Novellus Systems, Inc.*	5,000	153,450
NVIDIA Corp.*	5,500	190,685
Teradyne, Inc.*	9,800	166,796

		893,639
Software 2.0%
Microsoft Corp.	5,200	159,484

NAVTEQ Corp.*	4,400	188,452

		347,936
Materials 6.5%
Chemicals 3.6%
Cabot Corp.	1,900	91,789
Celanese Corp. "A"	5,200	189,228
Chemtura Corp.	14,400	156,816
Huntsman Corp.	8,300	166,000

		603,833
Containers & Packaging 1.9%
Packaging Corp. of America	6,400	165,504
Sonoco Products Co.	3,800	164,540

		330,044
Metals & Mining 1.0%
Nucor Corp.	2,500	168,850
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.4%
Citizens Communications Co.	11,000	174,350
Embarq Corp.	2,800	179,928
Level 3 Communications, Inc.*	8,500	49,470

		403,748
Wireless Telecommunication Services 0.1%
United States Cellular Corp.*	300	23,811

Total Common Stocks (Cost $15,006,117)		15,975,400
Cash Equivalents 19.8%
Cash Management QP Trust, 5.32% (b) (Cost $3,356,810)	3,356,810	3,356,810
	% of Net Assets	Value ($)

Total Long Positions (Cost $ 18,362,927)	113.8	19,332,210
Other Assets and Liabilities, Net	79.1	13,442,649
Securities Sold Short	(92.9)	(15,781,358)

Net Assets	100.0	16,993,501
Common Stocks Sold Short 92.9%
Consumer Discretionary 17.2%
Automobiles 1.0%
Ford Motor Co.	20,400	170,136
Diversified Consumer Services 2.0%
H&R Block, Inc.	7,400	175,306
Weight Watchers International, Inc.	3,200	167,104

		342,410
Hotels Restaurants & Leisure 4.2%
Burger King Holdings, Inc.	6,100	156,160
Penn National Gaming, Inc.*	1,500	80,145
Starwood Hotels & Resorts Worldwide, Inc.	2,500	180,175
The Cheesecake Factory, Inc.*	4,600	129,812
Wynn Resorts Ltd.	1,700	164,118

		710,410

Household Durables 2.5%
D.R. Horton, Inc.	7,100	165,927
Leggett & Platt, Inc.	2,300	56,281
Mohawk Industries, Inc.*	800	81,648
Standard Pacific Corp.	5,100	108,732
Whirlpool Corp.	100	11,165

		423,753
Leisure Equipment & Products 0.9%
Brunswick Corp.	4,700	161,821
Media 2.7%
Discovery Holding Co. "A"*	7,300	170,674
Liberty Media Corp. - Capital "A"*	1,400	158,060
Warner Music Group Corp.	7,400	124,394

		453,128
Specialty Retail 3.9%
AutoNation, Inc.*	2,400	53,088
Best Buy Co., Inc.	1,300	62,777
CarMax, Inc.*	6,500	156,000
Tiffany & Co.	1,100	57,827
Tractor Supply Co.*	3,100	164,951
United Auto Group, Inc.	7,900	175,617

		670,260
Consumer Staples 4.5%
Beverages 3.0%
Brown-Forman Corp. "B"	2,500	170,650
Constellation Brands, Inc. "A"*	7,400	179,820
Hansen Natural Corp.*	4,000	159,200

		509,670
Food Products 1.5%
Archer-Daniels-Midland Co.	4,600	161,184
Del Monte Foods Co.	3,900	46,995
Sara Lee Corp.	2,300	41,170

		249,349
Energy 8.1%
Energy Equipment & Services 3.9%
BJ Services Co.	2,800	82,124
Grant Prideco, Inc.*	3,000	170,370
Smith International, Inc.	3,800	210,938
TETRA Technologies, Inc.*	7,100	198,303

		661,735
Oil, Gas & Consumable Fuels 4.2%
Cabot Oil & Gas Corp.	4,300	167,700
Overseas Shipholding Group, Inc.	2,300	182,965
Peabody Energy Corp.	3,800	205,352
Pogo Producing Co.	3,000	162,210

		718,227

Financials 5.6%
Consumer Finance 1.0%
AmeriCredit Corp.*	6,300	167,265
Diversified Financial Services 0.9%
Nasdaq Stock Market, Inc.*	4,900	163,072
Insurance 1.8%
Aon Corp.	4,200	180,264
Arthur J. Gallagher & Co.	4,400	129,360

		309,624
Thrifts & Mortgage Finance 1.9%
MGIC Investment Corp.	2,400	156,000
The PMI Group, Inc.	3,300	163,152

		319,152
Health Care 11.3%
Biotechnology 4.3%
Amylin Pharmaceuticals, Inc.*	3,800	175,750
Celgene Corp.*	3,000	183,720
Genentech, Inc.*	500	39,885
Millennium Pharmaceuticals, Inc.*	14,700	159,789
PDL BioPharma, Inc.*	6,300	173,313

		732,457
Health Care Equipment & Supplies 4.6%
Hillenbrand Industries, Inc.	2,700	178,740
Medtronic, Inc.	3,000	159,510
ResMed, Inc.*	3,100	139,748
Respironics, Inc.*	2,800	123,620
The Cooper Companies, Inc.	3,200	176,448

		778,066
Health Care Providers & Services 1.3%
Community Health Systems, Inc.*	1,400	53,368
Universal Health Services, Inc. "B"	2,600	160,654

		214,022
Pharmaceuticals 1.1%
Barr Pharmaceuticals, Inc.*	3,300	175,956
Merck & Co., Inc.	300	15,735

		191,691
Industrials 15.4%
Aerospace & Defense 1.3%
Alliant Techsystems, Inc.*	1,900	191,900
DRS Technologies, Inc.	600	30,810

		222,710
Air Freight & Logistics 1.9%
Expeditors International of Washington, Inc.	3,800	165,908
United Parcel Service, Inc. "B"	2,200	158,334

		324,242
Commercial Services & Supplies 2.2%
Copart, Inc.*	1,300	40,547
Covanta Holding Corp.*	7,300	181,040
Pitney Bowes, Inc.	3,100	148,025

		369,612
Construction & Engineering 1.2%
Shaw Group, Inc.*	4,900	198,254

Electrical Equipment 1.1%
Hubbell, Inc. "B"	3,300	185,889
Industrial Conglomerates 0.9%
Carlisle Companies, Inc.	3,600	158,940
Machinery 2.1%
Donaldson Co., Inc.	3,000	109,590
Joy Global, Inc.	3,400	192,542
Oshkosh Truck Corp.	1,000	61,690

		363,822
Marine 1.0%
Alexander & Baldwin, Inc.	3,200	171,168
Road & Rail 1.9%
Kansas City Southern*	4,200	172,410
Norfolk Southern Corp.	2,500	144,700

		317,110
Trading Companies & Distributors 1.8%
Fastenal Co.	4,500	195,030
MSC Industrial Direct Co. "A"	2,000	107,120

		302,150
Information Technology 21.3%
Communications Equipment 3.2%
Ciena Corp.*	6,300	216,216
Corning, Inc.*	6,700	167,500
JDS Uniphase Corp.*	10,400	136,240
Tellabs, Inc.*	1,900	20,805

		540,761
Computers & Peripherals 1.0%
SanDisk Corp.*	4,000	174,200
Electronic Equipment & Instruments 5.5%
Agilent Technologies, Inc.*	4,500	171,765
CDW Corp.	2,600	221,364
Ingram Micro, Inc. "A"*	900	18,648
National Instruments Corp.	5,800	182,816
Tech Data Corp.*	4,600	169,556
Tektronix, Inc.	5,500	166,485

		930,634
IT Services 2.9%
Automatic Data Processing, Inc.	3,500	173,950
Global Payments, Inc.	4,300	172,172
VeriFone Holdings, Inc.*	4,200	145,446

		491,568
Office Electronics 1.0%
Zebra Technologies Corp. "A"*	4,200	168,462
Semiconductors & Semiconductor Equipment 4.5%
Cypress Semiconductor Corp.*	7,500	161,025
International Rectifier Corp.*	4,500	163,035
LSI Corp.*	15,300	132,804
Micron Technology, Inc.*	12,800	155,904
PMC-Sierra, Inc.*	20,600	158,826

		771,594

Software 3.2%
Autodesk, Inc.*	3,900	177,255
BEA Systems, Inc.*	14,300	183,755
Novell, Inc.*	22,600	176,732

		537,742
Materials 6.7%
Chemicals 3.7%
Ashland, Inc.	2,700	162,864
Cytec Industries, Inc.	2,300	136,735
Valspar Corp.	5,900	170,451
Westlake Chemical Corp.	5,500	154,275

		624,325
Containers & Packaging 0.1%
Temple-Inland, Inc.	300	18,900
Metals & Mining 1.0%
Reliance Steel & Aluminum Co.	2,700	165,699
Paper & Forest Products 1.9%
International Paper Co.	4,300	168,431
Louisiana-Pacific Corp.	8,100	166,050

		334,481
Telecommunication Services 1.0%
Wireless Telecommunication Services
ALLTEL Corp.	2,400	164,448
Utilities 1.8%
Independent Power Producers & Energy Traders
Dynegy, Inc. "A"*	14,800	143,264
TXU Corp.	2,300	155,135
		298,399

Total Common Stocks Sold Short (Proceeds $14,824,240)		15,781,358

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
(a)		Securities are pledged as collateral for short sales.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 20, 2007